Earnings and Loss per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of Earnings and loss per share

	Year ended December 31,
	2022	2021	2020
Net profit/(loss):	37,514	(93,335)	(211,841)
Basic	0.56	(1.48)	(4.40)
Diluted	0.55	(1.48)	(4.40)
Weighted average shares outstanding:
Basic	67,220,824	62,912,921	48,001,228
Diluted	68,824,906	62,912,921	48,001,228